As filed with the U.S. Securities and Exchange Commission on July 17, 2024

1933 Act File No. 333-
1940 Act File No. 811-23912

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 5

PEARL DIVER CREDIT COMPANY INC.

(Exact name of Registrant as specified in charter)

747 Third Avenue

Suite 3603

New York, New York 10017

(Address of Principal Executive Offices)

(833) 736-6777
(Registrant’s telephone number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copies of Communications to:

Thomas S. Harman Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004-2541	Norwood P. Beveridge Loeb & Loeb LLP 345 Park Avenue New York, NY 10154

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

☐ Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☐ Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐ Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐ Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐ Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to Section 8(c) of the Securities Act.

If appropriate, check the following box:

☐ This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☒ This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: 333-275147

☐ This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐ This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

Check each box that appropriately characterizes the Registrant:

☒ Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐ Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐ Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐ A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐ Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒ New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

EXPLANATORY NOTE

This registration statement is being filed with respect to the registration of additional common shares of common stock, par value $0.001 per share, of Pearl Diver Credit Company Inc., pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-275147 and 811-23912), declared effective on July 16, 2024, are incorporated in this registration statement by reference. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

PART C – OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

1.	Financial Statements.

The following financial statements of Pearl Diver Credit Company Inc. (formerly, Pearl Diver Credit Company, LLC) (the “Registrant”) are included in Part B of the Registrant’s Registration Statement on Form N-2:

Independent Auditor’s Report	F-2 - F-3
Financial Statements for the Fiscal Year Ended December 31, 2023
Statement of Assets, Liabilities and Member’s Capital	F-4
Schedule of Investments	F-5
Statement of Operations	F-6
Statement of Changes in Member’s Capital	F-7
Statement of Cash Flows	F-8
Notes to the Financial Statements	F-9 - F-13

2.	Exhibits.

(a)(1)	Registrant’s Certificate of Formation, dated April 12, 2023, is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s initial Registration Statement on Form N-1A (File Nos. 333-275174 and 811-23912), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001214659-23-013813 on October 24, 2023.

(a)(2)	Registrant’s Certificate of Conversion, dated July 9, 2024, is incorporated herein by reference to Exhibit (a)(2) to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-275174 and 811-23912), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001214659-24-012330 on July 12, 2024.

(a)(3)	Registrant’s Certificate of Incorporation, dated July 9, 2024, is incorporated herein by reference to Exhibit (a)(3) to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-275174 and 811-23912), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001214659-24-012330 on July 12, 2024.

(b)	Registrant’s Bylaws are incorporated herein by reference to Exhibit (b) to the Registrant’s initial Registration Statement on Form N-1A (File Nos. 333-275174 and 811-23912), as filed with the SEC via EDGAR Accession No. 0001214659-23-013813 on October 24, 2023.

(c)	Not applicable.

(d)	See Article II of the Registrant’s Bylaws, filed as Exhibit (b) above.

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(e)	Dividend Reinvestment Plan is incorporated herein by reference to Exhibit (e) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-275174 and 811-23912), as filed with the SEC via EDGAR Accession No. 0001214659-24-010347 on May 31, 2024.

(f)	Not applicable.

(g)	Amended and Restated Investment Advisory Agreement, dated July 12, 2024, between the Registrant and Pearl Diver Capital LLP is incorporated herein by reference to Exhibit (g) to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-275174 and 811-23912), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001214659-24-012330 on July 12, 2024.

(h)	Form of Underwriting Agreement between the Registrant and Kingswood Capital Partners, LLC is incorporated herein by reference to Exhibit (h) to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-275174 and 811-23912), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001214659-24-012330 on July 12, 2024.

(i)	Not applicable.

(j)	Custody Agreement, dated July 12, 2024, between the Registrant and US Bank National Association is incorporated herein by reference to Exhibit (j) to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-275174 and 811-23912), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001214659-24-012330 on July 12, 2024.

(k)	Services Agreement, dated May 20, 2024, between the Registrant, ALPS Fund Services, Inc. and SS&C GIDS, Inc. is incorporated herein by reference to Exhibit (k) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-275174 and 811-23912), as filed with the SEC via EDGAR Accession No. 0001214659-24-010347 on May 31, 2024.

(l)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, as to the legality of the shares being registered, is filed herewith.

(m)	Not applicable.

(n)	Consent of independent auditors is filed herewith.

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)(1)	Code of Ethics of the Registrant, adopted May 20, 2024, is incorporated herein by reference to Exhibit (r)(1) to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-275174 and 811-23912), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001214659-24-012330 on July 12, 2024.

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(r)(2)	Code of Ethics of Pearl Diver Capital, LLP is incorporated herein by reference to Exhibit (r)(2) to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-275174 and 811-23912), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001214659-24-012330 on July 12, 2024.

(s)	Calculation of Filing Fee Tables is filed herewith.

(t)	Power of Attorney, dated May 20, 2024, for Messrs. Basu, Everets, Jotwani, Mellish, and Wilder is filed herewith.

Item 26. Marketing Arrangements

Any information concerning arrangements known to the Registrant, principal holders of the Registrant’s shares, and/or any of the Registrant’s underwriters made for any of the following purposes: (1) to limit or restrict sale of other securities of the same class as those being offered for the period of distribution; (2) to stabilize the market for any of the securities to be offered; or (3) to hold each underwriter or dealer responsible for the distribution of his or her participation, will be contained in the accompanying prospectus supplement, if any, and is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC Registration Fee	$5,904
FINRA Filing Fee	$7,400
NYSE Listing Fee	$20,000
Printing and Postage	$20,000
Legal Fees and Expenses	$1,365,000
Accounting Fees and Expenses	$20,000
Miscellaneous	$150,000
Total	$1,588,304

Note: Except for the SEC registration fee, the FINRA filing fee and the NYSE listing fee, all listed amounts are estimates. All offering expenses will be paid by the Adviser.

Item 28.	Persons Controlled by or Under Common Control

None.

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Item 29.	Number of Holders of Securities

The following table sets forth the number of record holders of each class of the Registrant’s securities as of June 30, 2024:

Title of Class	Number of Record Holders
Shares of Common Stock, par value $0.001	1

Item 30.	Indemnification

As permitted by Section 102 of the General Corporation Law of the State of Delaware (the “DGCL”), the Registrant has adopted provisions in its form of certificate of incorporation that limit or eliminate the personal liability of its directors for a breach of their fiduciary duty of care as a director, except as to the duties (including state law fiduciary duties of loyalty and care) and liabilities with regards to matters arising under the federal securities laws. The duty of care generally requires that, when acting on behalf of the corporation, directors exercise an informed business judgment based on all material information reasonably available to them and the duty of loyalty generally requires that directors put the interests of the corporation before any of their personal interests. Consequently, except as to the duties (including state law fiduciary duties of loyalty and care) and liabilities with regards to matters arising under the federal securities laws, a director will not be personally liable to the Registrant or its stockholders for monetary damages or breach of fiduciary duty as a director, except for liability for: any act or omission not in good faith or that involves intentional misconduct or a knowing violation of law; any act related to unlawful stock repurchases, redemptions or other distributions or payment of dividends; or any transaction from which the director derived an improper personal benefit. These limitations of liability do not affect the availability of equitable remedies such as injunctive relief or rescission.

The Registrant’s Certificate of Incorporation and Bylaws provide that all directors, officers, employees and agents of the Registrant shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the DGCL, subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”). Under Section 145 of the DGCL, the Registrant is permitted to offer indemnification to its directors, officers, employees and agents.

Section 145(a) of the DGCL provides, in general, that a corporation shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation), because the person is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise. Such indemnity may be against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding, if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and if, with respect to any criminal action or proceeding, the person did not have reasonable cause to believe the person’s conduct was unlawful.

Section 145(b) of the DGCL provides, in general, that a corporation shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor because the person is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise, against any expenses (including attorneys’ fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

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Section 145(g) of the DGCL provides, in general, that a corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise, against any liability asserted against the person in any such capacity, or arising out of the person’s status as such, regardless of whether the corporation would have the power to indemnify the person against such liability under the provisions of the law. We have obtained liability insurance for the benefit of our directors and officers.

The Investment Advisory Agreement between the Registrant and Pearl Diver Capital LLP (the “Adviser”) provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, the Adviser and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser’s services under the Investment Advisory Agreement or otherwise as an investment adviser of the Registrant.

The Underwriting Agreement between the Registrant and Kingswood Capital Partners, LLC provides that the underwriters agree to indemnify, defend and hold harmless each of the Registrant and the Adviser, and each of their respective partners, directors, trustees, managers, members and shareholders (as the case may be), and each officer of the Registrant who signs the Registration Statement and each person, if any, who controls the Registrant and/or the Adviser within the meaning of either Section 15 of the Securities Act of 1933, as amended (the “Securities Act”) or Section 20 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), from and against any loss, damage, expense, liability or claim (including the reasonable cost of investigation) which, jointly or severally, the Registrant or any such person may incur under the Securities Act, the Exchange Act, the 1940 Act, the common law or otherwise, insofar as such loss, damage, expense, liability or claim arises out of or is based upon any untrue statement or alleged untrue statement of a material fact contained in and in conformity with information concerning such underwriter agent furnished in writing by underwriter agent to the Registrant expressly for use in this Registration Statement (or in the Registration Statement as amended by any post-effective amendment hereof by the Registrant) or in the prospectus (or any supplement thereto) contained in this Registration Statement, or arises out of or is based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in this Registration Statement or such prospectus (or supplement thereto) or necessary to make such information not misleading.

The Registrant has not entered into any indemnification agreements with its officers and directors.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

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Item 31.	Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management” and “The Adviser and the Administrator.” Additional information regarding the Adviser and its officers and directors is set forth in its Form ADV, as filed with the SEC, under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

Item 32.	Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 747 Third Avenue, Suite 3603, New York, New York 10017.

(b)	The Adviser maintains all Records relating to its services as investment adviser to the Registrant at 52 Conduit Street, London, W1S 2YX.

(c)	Kingswood Capital Partners, LLC maintains all Records relating to its services as underwriter of the Registrant at 126 East 56th Street, Suite 225, New York, New York 10022.

(d)	US Bank National Association maintains all Records relating to its services as custodian of the Registrant at 425 Walnut Street, Cincinnati, Ohio 45202.

(e)	ALPS Fund Services, Inc. maintains all Records relating to its services as administrator of the Registrant at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

(f)	SS&C GIDS, Inc. maintains all Records relating to its services as transfer agent of the Registrant at P.O. Box 219047, Kansas City, Missouri 64121-9047.

Item 33.	Management Services

Not Applicable.

Item 34.	Undertakings

The Registrant undertakes to:

1.	Suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

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4.	The Registrant undertakes that:

(a) for purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b) for purposes of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.	Not applicable.

6.	Not applicable.

7.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 17th day of July 2024.

Pearl Diver Credit Company Inc.

By:	/s/ Indranil Basu
Indranil Basu Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Indranil Basu	Chief Executive Officer and Director	July 17, 2024
Indranil Basu

/s/ Chandrajit Chakraborty	Chief Financial Officer	July 17, 2024
Chandrajit Chakraborty*

/s/ Tarun Jotwani	Director	July 17, 2024
Tarun Jotwani*

/s/ John Everets	Director	July 17, 2024
John Everets*

/s/ Martin Mellish	Director	July 17, 2024
Martin Mellish*

/s/ Gary Wilder	Director	July 17, 2024
Gary Wilder*

	By:	*/s/ Indranil Basu
Indranil Basu
Attorney-in-Fact pursuant to Power of Attorney

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EXHIBIT INDEX

Exhibit Number	Exhibit
EX-99.L	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, as to the legality of the shares being registered

EX-99.N	Consent of independent auditors

EX-99.S	Calculation of Filing Fee Tables

EX-99.T	Power of Attorney, dated May 20, 2024, for Messrs. Basu, Everets, Jotwani, Mellish, and Wilder

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